CAPITAL STRUCTURE (Details Narrative) - Notable Labs Inc [Member] - USD ($)	1 Months Ended		2 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2022	Jun. 30, 2022	Jul. 31, 2022	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, shares authorized					45,100,000	27,169,197
Common stock, par value					$ 0.001	$ 0.001
Dividends, common stock					$ 0
Minimum [Member]
Class of Stock [Line Items]
Gross proceeds					$ 50,000,000
Series C1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Share price					$ 7.1319
Temporary equity, shares authorized					17,487,180
Series C2 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Share price					$ 6.062115
Temporary equity, shares authorized					661,370
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Share price
Temporary equity, shares authorized					33,686,678	16,237,511
Temporary equity, par value					$ 0.001
Series C Warrants [Member]
Class of Stock [Line Items]
Number of shares issued			$ 2,100,000
Series A Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares conversion	6,547,815
Series B Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares conversion	3,118,561
Investor [Member] | Series C2 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Share price	$ 7.1319		$ 7.1319
Number of shares issued, shares			848,856
Number of shares issued			$ 6,100,000
2022 SAFEs Agreement [Member] | Series C1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Share price		$ 7.1319
2022 SAFEs Agreement [Member] | Series C2 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Share price		$ 6.062115
Number of shares issued, shares		661,282
Number of shares issued		$ 500,000
2022 SAFEs Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Gross proceeds				$ 4,000,000.0